                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
         FIXED INCOME FUNDS, TAX FREE BOND FUNDS AND MONEY MARKET FUND
                                    C SHARES

     Supplement Dated March 1, 2003 to the Prospectus Dated October 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small/Mid Cap Value Fund. Footnote #4 to the Fund Fees and Expenses table for the Equity Funds (page 27) is deleted and replaced with the following information:

4 The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.20% and 1.33%, respectively.

  The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index Fund during the current fiscal year. With this fee waiver, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.20% and 1.33%, respectively.

  This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.

ARM-SU-017-0100

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                   FIXED INCOME FUNDS AND TAX FREE BOND FUNDS
                           A, B AND H SHARES (RETAIL)

     Supplement Dated March 1, 2003 to the Prospectus Dated October 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small/Mid Cap Value Fund. Footnote #7 to the Fund Fees and Expenses table for the Equity Funds (page 27) is deleted and replaced with the following information:

7 The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                       TOTAL EXPENSES   TOTAL EXPENSES   TOTAL EXPENSES
ADVISORY FEES            (CLASS A)        (CLASS B)        (CLASS H)
-----------------------------------------------------------------------
0.20%                       0.58%            1.33%            1.27%
-----------------------------------------------------------------------

     The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index Fund during the current fiscal year. With this fee waiver, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                       TOTAL EXPENSES   TOTAL EXPENSES   TOTAL EXPENSES
ADVISORY FEES            (CLASS A)        (CLASS B)        (CLASS H)
-----------------------------------------------------------------------
0.20%                       0.58%            1.33%            1.33%
-----------------------------------------------------------------------

     This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.

ARM-SU-016-0100

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                   FIXED INCOME FUNDS AND TAX FREE BOND FUNDS
                            I SHARES (INSTITUTIONAL)

     Supplement Dated March 1, 2003 to the Prospectus Dated October 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small/Mid Cap Value Fund. Footnote #3 to the Fund Fees and Expenses table for the Equity Funds (page 25) is deleted and replaced with the following information:

3 The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.20% and 0.33%, respectively.

  The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index Fund during the current fiscal year. With this fee waiver, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.20% and 0.33%, respectively.

  This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.

ARM-SU-018-0100